S000005570 [Member] Expense Example - Nuveen Small Cap Value Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 690
Expense Example, with Redemption, 3 Years	950
Expense Example, with Redemption, 5 Years	1,234
Expense Example, with Redemption, 10 Years	2,041
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	198
Expense Example, with Redemption, 3 Years	629
Expense Example, with Redemption, 5 Years	1,090
Expense Example, with Redemption, 10 Years	2,368
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	565
Expense Example, with Redemption, 10 Years	1,270
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	474
Expense Example, with Redemption, 10 Years	$ 1,071